Stock-Based Compensation	12 Months Ended
Dec. 31, 2023
Stock Based Compensation [Abstract]
STOCK-BASED COMPENSATION

NOTE 10 - STOCK-BASED COMPENSATION:

In September 2021, the Company adopted the “Valens Semiconductor Ltd. 2021 Share Incentive Plan”.

The Company’s stock options have a term of 7-10 years from grant date unless extended by the Board of Directors. The granted options generally vest as follows: 25% on the first anniversary from the “Vesting Start Date” as defined in the grant agreement and remainder vest ratably over the following 12 quarters.

The granted RSUs generally vest as follows: 25% on the first anniversary from the “Vesting Start Date” as defined in the grant agreement and remainder vest ratably over the following 12 quarters.

The Company started to grant RSUs as of December 2021.

During 2023, the Company added 2,282,424 Ordinary Shares to the Ordinary Shares pool reserved for issuance (none in 2022). As of December 31, 2023, and 2022, the number of ordinary shares included in the Company’s stock incentive plans totaled to 30,666,212 and 28,383,788, respectively.

Stock Options

On September 30, 2021, the vesting of 814,272 options of one of the Company’s executives were accelerated. The Company expensed $3,396 thousand in the general and administrative expenses due to such vesting acceleration.

635,948 out of the outstanding options that have not yet vested as of December 31, 2023, have acceleration mechanisms according to certain terms set forth in the grant agreements primarily in the case of an M&A Transaction which constitutes a Liquidation Event.

As of December 31, 2023, the unrecognized compensation costs related to those unvested stock options are $1,221 thousand, which are expected to be recognized over a weighted-average period of 1.38 years.

The following is a summary of the status of the Company’s share option plan as of December 31, 2023, as well as changes during the year:

	December 31, 2023
	Number of Options	Weighted- Average Exercise price
Options outstanding at the beginning of the year	13,948,149	$0.85
Granted during the year	300,750	$3.76
Exercised during the year	(2,647,907)	$0.57
Expired during the year	(19,876)	$0.75
Forfeited during the year	(254,173)	$1.59
Outstanding at the end of the year	11,326,943	$0.75
Options exercisable at year-end	10,290,733	$0.89

The following table summarizes information about share options outstanding as of December 31, 2023:

Outstanding as of December 31, 2023					Exercisable as of December 31, 2023
Range of exercise prices	Number outstanding	Weighted average remaining contractual term	Weighted average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)	Number Exercisable	Weighted average remaining contractual term	Weighted Average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)
$0.15-$0.86	10,880,051	4.80	$0.79	18,097	10,067,076	4.66	$0.78	16,780
$1.87	3,313	7.03	$1.87	2	2,277	7.03	$1.87	1
$2.10	16,563	1.00	$2.10	6	16,563	1.00	$2.10	6
$2.40	1,474	6.50	$2.40	-	246	6.50	$2.40	-
$4.99	196,625	6.04	$4.99	-	64,038	6.04	$4.99	-
$5.36	140,000	5.50	$5.36	-	52,500	5.50	$5.36	-
$7.58	85,380	5.04	$7.58	-	85,380	5.04	$7.58	-
$9.07	3,537	4.96	$9.07	-	2,653	4.96	$9.07	-

The following assumptions were used for options granted during the year in order to estimate the fair value of stock-based compensation awards:

	2023	2022
Expected term	4-5	4-6
Expected volatility	48.35%-63.84%	46.71%-47.71%
Expected dividend rate	0%	0%
Risk-free rate	3.62%-4.21%	1.31%-3.00%

During 2023, 2022 and 2021, 300,750, 239,610 and 321,777 options respectively, were granted to several related parties (please refer to Note 15 regarding Related Parties).

As of December 31, 2023, the unrecognized compensation costs related to unvested stock options totaled to $2,994 thousand, which are expected to be expensed over a weighted-average period of 1.32 years.

The following table presents the classification of the stock options expenses for the periods indicated:

	Year Ended December 31
	2023	2022	2021
	U.S. dollars in thousands
Cost of revenue	183	233	158
Research and development	1,158	1,766	1,684
Sales and marketing	1,120	1,317	1,162
General and administrative	2,641	2,844	6,819
Total stock-based compensation -Stock Options	5,102	6,160	9,823

Restricted Stock Units

The following is a summary of the status of the Company’s RSU’s as of December 31, 2023, as well as changes during the year:

	December 31, 2023
	Number of RSUs	Weighted- Average Grant Date Fair Value
RSUs outstanding at the beginning of the year	3,779,716	$6.08
Granted during the year	4,377,951	$4.80
Vested during the year	(1,630,223)	$6.11
Forfeited during the year	(1,085,131)	$5.41
Outstanding at the end of the year	5,442,313	$5.26

As of December 31, 2023, the unrecognized compensation cost related to unvested RSUs totaled to approximately $21,786 thousand and is expected to be expensed over a weighted-average recognition period of approximately 2.67 years.

During 2023, 2022 and 2021, 548,849, 515,103 and 7,398 RSU’s, respectively, were granted to several related parties (please refer to Note 15 regarding Related Parties).

The following table presents the classification of RSU’s expenses for the periods indicated:

	Year Ended December 31
	2023	2022	2021
	U.S. dollars in thousands
Cost of revenue	606	317	6
Research and development	5,141	3,034	22
Sales and marketing	2,399	1,302	4
General and administrative	1,778	1,276	14
Total stock-based compensation-RSUs	9,924	5,929	46